Condensed Consolidated Statements of Operations (Unaudited) 10Q (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Consolidated Statements of Operations [Abstract]
Revenues	$ 7,684	$ 8,709
Cost of goods sold	6,270	7,743
Gross profit	1,414	966
Operating expenses:
Selling, general and administrative	3,315	3,082
Depreciation and amortization	818	331
Impairment of property	0	300
Total operating expenses	4,133	3,713
Loss from operations	(2,719)	(2,747)
Other income (expense):
Interest income	15	10
Interest expense	(1,188)	(629)
Yield payable to holders of noncontrolling interest in Nutra SA	(141)	0
Change in fair value of derivative warrant and conversion liabilities	2,058	(3,538)
Foreign currency exchange, net	75	250
Loss on extinguishment	0	(32)
Financing expense	(1,122)	0
Other income	46	3
Other expense	(57)	(125)
Total other expense	(314)	(4,061)
Loss before income taxes	(3,033)	(6,808)
Income tax benefit	248	510
Net loss	(2,785)	(6,298)
Net loss attributable to noncontrolling interest in Nutra SA	920	485
Net loss attributable to RiceBran Technologies shareholders	$ (1,865)	$ (5,813)
Loss per share attributable to RiceBran Technologies shareholders
Basic (in dollars per share)	$ (0.62)	$ (5.57)
Diluted (in dollars per share)	$ (0.62)	$ (5.57)
Weighted average number of shares outstanding
Basic (in shares)	3,017,408	1,043,459
Diluted (in shares)	3,017,408	1,043,459